Treasury stocks	12 Months Ended
Dec. 31, 2018
Treasury stocks
Treasury stocks

12. Treasury stocks

Treasury stocks represent shares repurchased by the Group that are no longer outstanding and are held by the Group. The entire purchase price of US$2.5 million was accounted for as the cost of the treasury stocks. As of December 31, 2018, under the repurchase plan, the Group had repurchased an aggregate of 15,550,500 ordinary shares on the open market for a  total cash consideration of US$2,499,167. The repurchased shares were presented as "treasury stocks" in shareholders' equity on the Group's consolidated balance sheets.